TREASURY STOCK (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥) shares	Sep. 30, 2013 CNY (¥) shares	Sep. 30, 2007 CNY (¥) shares	Sep. 30, 2015 USD ($) shares
Stock Repurchased During Period, Shares (in shares)				498,851
Stock Repurchased During Period, Value | ¥	¥ 0	¥ 1,786	¥ 6,282	¥ 29,377
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		167,385	611,386		0
Stock Repurchase Program, Authorized Amount | $					$ 5,000